Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
16.	RELATED PARTY TRANSACTIONS

The related party transactions mainly represented online marketing services provided by the Company to Ctrip (including Qunar), the total transaction amounts for the three-month periods ended September 30, 2017 and 2018 was RMB186 million and RMB295 million (US$43 million), respectively, and the total transaction amounts for the nine-month periods ended September 30, 2017 and 2018 was RMB560 million and RMB832 million (US$121 million), respectively. Other related party transactions, including the reimbursements to Mr. Robin Yanhong Li for his use of an aircraft beneficially owned by his family for Company business purposes and to an executive officer for the rental expense for an office building owned by his family members for Company business purposes, were insignificant for each of the years presented.

As of December 31, 2017 and September 30, 2018, amounts due from/due to related parties were as follows:

	As of December 31,	As of September 30,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Ctrip(i)	137	158	23
Du Xiaoman(iii)	—	22,642	3,297
Other related parties(ii)	31	521	76

Total	168	23,321	3,396

Amounts due from related parties, non-current:
Du Xiaoman(iii)	—	1,982	288
Other related parties	9	12	2

Total	9	1,994	290

Amounts due to related parties, current:
Du Xiaoman(iv)	—	223	33
Ctrip(vi)	122	140	20
Other related parties(vii)	31	510	74

Total	153	873	127

Amounts due to related parties, non-current:
Du Xiaoman(v)	—	2,341	341
Other related parties(viii)	—	667	97

Total	—	3,008	438

(i)	The balances mainly represent amounts arising from services the Company provided to Ctrip in the ordinary course of business.
(ii)

The balances represent amounts arising from services the Company provided to its equity method investees (excluding Ctrip and Du Xiaoman) and cost method investees in the ordinary course of business, and a short-term interest-bearing loan provided to a cost method investee.

(iii)	The balance represents amounts due from Du Xiaoman for unsettled payments relating to the disposal and short-term interest-bearing loans due from Du Xiaoman.
(iv)	The balance represents mainly deferred revenue relating to future services to be provided.
(v)	The balance represents mainly an interest-bearing loan provided by Du Xiaoman.
(vi)	The balances mainly represent amounts arising from services provided by Ctrip in the ordinary course of business.

(vii)

The balances represent amounts arising from services provided by the Company’s equity method investees other than Ctrip and Du Xiaoman and cost method investees in the ordinary course of business, and a short-term interest-bearing loan provided by a cost method investee to the Company.

(viii)	The balance represents mainly deferred revenue relating to the future services to be provided by the Company to an equity method investee.